Fair Value (Carrying Value of Assets Measured at Fair Value on Nonrecurring Basis by Level) (Detail) - JPY (¥) ¥ in Millions		Sep. 30, 2020	Mar. 31, 2020	Sep. 30, 2019	Mar. 31, 2019
Fair Value, Assets and Liabilities Measured on Nonrecurring Basis [Line Items]
Goodwill		¥ 405,009	¥ 517,626	¥ 616,620	¥ 433,891
Fair Value, Measurements, Nonrecurring [Member]
Fair Value, Assets and Liabilities Measured on Nonrecurring Basis [Line Items]
Investment securities	[1],[2]	12,992	18,176
Loans		275,876	272,029
Loans, Loans held for sale		44,210	73,573
Loans, Collateral dependent loans		231,666	198,456
Premises and equipment		7,877	37,109
Intangible assets		1,357	453
Goodwill		97,072	283,032
Other assets		154,541	91,624
Other assets, Investments in equity method investees	[1]	145,466	78,926
Other assets, Other		9,075	12,698
Assets at fair value, Total		549,715	702,423
Fair Value, Measurements, Nonrecurring [Member] | Private Equity Funds [Member]
Fair Value, Assets and Liabilities Measured on Nonrecurring Basis [Line Items]
Investment securities valued at net asset value		10,031	12,935
Unfunded commitments related to investment securities valued at net asset value		13,219	17,216
Fair Value, Measurements, Nonrecurring [Member] | Level 1 [Member]
Fair Value, Assets and Liabilities Measured on Nonrecurring Basis [Line Items]
Loans		2,648	2,548
Loans, Collateral dependent loans		2,648	2,548
Other assets		111,626	73,015
Other assets, Investments in equity method investees	[1]	111,626	73,015
Assets at fair value, Total		114,274	75,563
Fair Value, Measurements, Nonrecurring [Member] | Level 2 [Member]
Fair Value, Assets and Liabilities Measured on Nonrecurring Basis [Line Items]
Investment securities	[1],[2]	11,091	15,473
Loans		9,800	9,199
Loans, Collateral dependent loans		9,800	9,199
Other assets		33,840
Other assets, Investments in equity method investees	[1]	33,840
Assets at fair value, Total		54,731	24,672
Fair Value, Measurements, Nonrecurring [Member] | Level 3 [Member]
Fair Value, Assets and Liabilities Measured on Nonrecurring Basis [Line Items]
Investment securities	[1],[2]	1,901	2,703
Loans		263,428	260,282
Loans, Loans held for sale		44,210	73,573
Loans, Collateral dependent loans		219,218	186,709
Premises and equipment		7,877	37,109
Intangible assets		1,357	453
Goodwill		97,072	283,032
Other assets		9,075	18,609
Other assets, Investments in equity method investees	[1]		5,911
Other assets, Other		9,075	12,698
Assets at fair value, Total		¥ 380,710	¥ 602,188

[1]	Excludes certain investments valued at net asset value of ¥12,935 million and ¥10,031 million at March 31, 2020 and September 30, 2020, respectively. The unfunded commitments related to these investments are ¥17,216 million and ¥13,219 million at March 31, 2020 and September 30, 2020, respectively. These investments are in private equity funds. For the nature and details of private equity funds, see Note 31 to the consolidated financial statements for the fiscal year ended March 31, 2020.
[2]	Includes certain nonmarketable equity securities that are measured at fair value on a nonrecurring basis, including impairment and observable price change for nonmarketable equity securities measured under the measurement alternative.